Financial Instruments and Derivatives - Carrying Amount and Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	$ 235.3	$ 220.5
Financial assets, at fair value	235.3	220.5
Financial liabilities, carrying value	1,450.2	1,803.7
Financial liabilities, at fair value	1,381.6	1,783.3
Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	235.3	220.5
Financial liabilities, at fair value	1,381.6	1,783.3
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, carrying value	8.7	164.9
Financial liabilities, at fair value	8.7	164.9
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	8.7	164.9
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, carrying value	1,441.5	1,638.8
Financial liabilities, at fair value	1,372.9	1,618.4
Senior guaranteed notes | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	1,372.9	1,618.4
Senior guaranteed notes | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	235.3	220.5
Financial assets, at fair value	235.3	220.5
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	235.3	220.5
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 0.0	$ 0.0